UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (1,569)	$ (188,460)	$ 46,738
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B common stock	1,000		1,000
Change in fair value of derivative warrant liabilities		(2,640,000)	(1,905,000)
Offering costs allocated to derivative warrant liabilities			476,450
Income from investments held in the trust account		(239,411)	(6,015)
Changes in operating assets and liabilities:
Prepaid expenses		148,330	155,454
Accounts payable		(12,628)	85,534
Due to related party		349,166	49,723
Accrued expenses		2,269,634	199,733
Capital base tax payable		57,781	198,129
Franchise tax payable		(89,009)	188,237
Net cash used in operating activities	(569)	(344,597)	(510,017)
Cash Flows from Investing Activities
Investment income released from Trust Account		9,000	(150,000,000)
Net cash provided by investing activities		9,000	(150,000,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	1,000		1,000
Net cash provided by financing activities	1,000		150,853,416
Net change in cash	431	(335,597)	343,399
Cash - beginning of the period	0	343,399	0
Cash - end of the period	431	$ 7,802	343,399
Supplemental disclosure of noncash activities:
Offering costs included in notes payable	113,906
Offering costs included in accrued expenses	162,981		30,000
Offering costs paid by Sponsor in exchange for issuance of Class B common stock	$ 24,000		24,000
Offering costs included in notes payable			1,968,784
Prepaid expenses paid by related party under note payable and advances			677,800
Repayment of note payable and advances by Sponsor in exchange for issuance of private placement warrants			2,647,584
Deferred underwriting commissions in connection with the initial public offering			$ 5,250,000